Consolidated Statements of Financial Position - USD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Current
Cash	$ 1,308	$ 5,550
Amounts receivable	218	507
Prepaid expenses	385	298
Total current assets	1,911	6,355
Performance bonds and other assets	108	65
Exploration and evaluation assets	34,939	36,792
Right to use asset (leased corporate offices)	175
Property, plant and equipment	282	451
Total assets	37,415	43,663
Current
Accounts payable and other liabilities	1,412	4,022
Brokerage fees payable	2,890	2,775
Total current liabilities	4,302	6,797
Loan payable	19,337	18,785
Convertible Notes	17,212	16,075
Share based liabilities	509	112
Lease liability	198
Warrant derivative		3,051
Total liabilities	41,558	44,820
SHAREHOLDERS' EQUITY
Share capital	861,890	855,270
Contributed surplus	28,278	26,777
Accumulated other comprehensive loss	(164,124)	(159,743)
Deficit	(746,313)	(738,912)
Total shareholders' deficit attributable to shareholders of Platinum Group Metals Ltd.	(20,269)	(16,608)
Non-controlling interest	16,126	15,451
Total shareholders' deficit	(4,143)	(1,157)
Total liabilities and shareholders' deficit	$ 37,415	$ 43,663